Note 9 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Long-term debt, gross		$ 207,262,415	$ 131,000,000
Less: Current portion		(37,308,115)	(31,200,000)
Long-term portion		169,954,300	99,800,000
Deferred charges, current portion		377,583	360,459
Deferred charges, long-term portion		1,480,914	638,129
Long-term debt, current portion net of deferred charges		36,930,532	30,839,541
Long-term debt, long-term portion net of deferred charges		168,473,386	99,161,871
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	[1]	33,750,000	38,750,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Long-term debt, gross	[2]	0	5,500,000
Jonathan Shipowners Ltd. [Member]
Long-term debt, gross	[3]	0	6,200,000
Marcos Shippting Ltd. [Member]
Long-term debt, gross	[4]	10,000,000	18,000,000
Rena Shipping Ltd. [Member]
Long-term debt, gross	[5]	10,250,000	14,250,000
Gregos Shipping Ltd. 1[Member]
Long-term debt, gross	[6]	21,100,000	23,900,000
Terataki Shipping, Ltd. [Member]
Long-term debt, gross	[7]	21,200,000	24,400,000
Tender Soul Shipping Ltd. [Member]
Long-term debt, gross	[8]	25,542,415	0
Leonidas Shipping Ltd. [Member]
Long-term debt, gross		21,400,000	0
Monica Shipowners Ltd. / Stephania Shipping Ltd. [Member]
Long-term debt, gross		43,875,000	0
Pepi Shipping Ltd. [Member]
Long-term debt, gross		$ 20,145,000	$ 0

[1]	On November 8, 2019, the Company signed a term loan facility with Piraeus Bank S.A. (“Piraeus”) for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan was payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 payable together with the last instalment in November 2023. The loan bore interest at SOFR plus a margin of 3.50%. On November 26, 2021, the Company signed a new facility agreement with Piraeus in addition to the existing abovementioned facility and on November 29, 2021 drew the amount of $16,500,000 in order to finance general corporate needs of the Company. The loan was payable in sixteen consecutive quarterly instalments, the first four in the amount of $1,500,000 each, the next eleven in the amount of $560,000 each and a final balloon instalment of $4,340,000. The loan bore interest at SOFR plus a margin of 2.60%. The Company paid loan arrangement fees of $115,000 within 2021 for this loan. F- 31 Euroseas Ltd. and Subsidiaries Notes to consolidated financial statements as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 (All amounts expressed in U.S. Dollars) 9. Long-Term Bank Loans – continued On July 13, 2023, the Company signed and drew a new term loan facility with Piraeus of $40,000,000 in order to refinance all the outstanding amounts of the two previous loans amounting to $28,380,000 as of the date of refinancing and provide working capital to cover general corporate needs of the Company. The loan is payable in sixteen consecutive quarterly instalments in the amount of $1,250,000 each and a final balloon instalment of $20,000,000 to be paid together with the last instalment in July 2027. A margin of 0.9% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the Lender and pledged in favor of the Lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.25% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V "Synergy Antwerp”, M/V "Synergy Busan”, M/V "Synergy Keelung” and M/V "Synergy Oakland”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $250,000 within 2023 for this loan. The security cover ratio covenant for the facility was set to 125%, the same with the existing facility.
[2]	On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at SOFR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 within 2021 for this loan.
[3]	On October 22, 2021, the Company signed a term loan facility with HSBC, and on October 26, 2021, a loan of $15,000,000 was drawn by Jonathan Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Jonathan P” and to finance general corporate purposes of the Company. The loan is payable in twelve consecutive quarterly installments of $1,100,000 followed by a balloon payment of $1,800,000 payable together with the last installment in October 2024. The loan bears interest at SOFR plus a margin of 2.35%. The loan is secured with the following: (i) first priority mortgage over M/V “Jonathan P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $117,500 within 2021 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.
[4]	On December 14, 2021, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”), and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan is payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bears interest at SOFR plus a margin of 2.80%. The loan is secured with the following: (i) first priority mortgage over M/V “Marcos V”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 within 2022 for this loan.
[5]	On September 13, 2022, the Company signed a term loan facility with HSBC, and a loan of $19,250,000 was drawn by Rena Shipping Ltd. and Emmanuel Shipping Ltd., in order to finance general corporate purposes of the borrowers and the guarantor, being the Company. The loan is payable in ten consecutive quarterly installments of $1,000,000 each followed by a balloon payment of $9,250,000 payable together with the last installment in June 2025. The loan bears interest at SOFR plus a margin of 1.95%. The loan is secured with the following: (i) first priority mortgages over M/V “Emmanuel P” and M/V “Rena P”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $115,500 within 2022 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.
[6]	On March 30, 2023, the Company signed a loan agreement with Eurobank for a loan up to the lesser of $26.0 million or up to 67% of the vessel’s market value, in order to finance part of the construction cost of M/V “Gregos” (Hull No. 4201). A loan of $26,000,000 was drawn by Gregos Maritime Ltd. on March 31, 2023. The loan is payable in twenty-eight consecutive quarterly instalments, twelve in the amount of $700,000 and sixteen in the amount of $450,000, with a $10,400,000 balloon payment to be made with the last installment in March 2030. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $221,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 120%. The loan is secured with (i) first priority mortgage over M/V "Gregos", (ii) first assignment of earnings and insurance of M/V "Gregos" and (iii) other covenants and guarantees similar to the remaining loans of the Company.
[7]	On June 29, 2023, the Company signed a loan agreement with the National Bank of Greece S.A., and a loan of $26,000,000 was drawn by Terataki Shipping Ltd., in order to finance part of the construction cost of M/V “Terataki” (Hull No. 4202). The loan is payable in twenty-four consecutive quarterly instalments, twelve in the amount of $800,000 and twelve in the amount of $200,000, with a $14,000,000 balloon payment to be made with the last installment in June 2029. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $260,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 125%. The loan is secured with (i) first priority mortgage over M/V "Terataki", (ii) first assignment of earnings and insurance of M/V "Terataki" and (iii) other covenants and guarantees similar to the remaining loans of the Company.
[8]	On January 31, 2024, Tender Soul Shipping Ltd., entered into a sale and lease back transaction for the newbuild vessel, M/V “Tender Soul”, which was consummated upon its delivery on February 6, 2024, whereby it was sold to a third party and immediately leased back to the Company under a bareboat charter for seven years with a purchase obligation at the end of the bareboat period and with purchase options at predetermined dates and prices during the period of the bareboat charter. The proceeds from the transaction, $27.0 million, were used to finance the delivery installment of the relevant vessel. Due to the existence of a purchase obligation (at the end of the seventh year) and purchase options (at predetermined amounts from the second to the seventh year), the transaction is treated as a failed sale and is accounted for as a financing arrangement. The Company paid loan arrangement fees of $378,200 within 2024 for this financing. The interest rate margin is 2.295% above SOFR.